Note 7 - Equity (Details) - Stock Options Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Activity [Abstract]
Outstanding (in Shares)	524,600	312,995	0
Weighted Average Exercise Price	$ 4.69	$ 2.04	$ 0
Weighted Average Fair Value	$ 2.21	$ 0.92
Weighted Average Remaining Contractual Life	9 years	9 years 73 days
Exercisable at September 30, 2015 (in Shares)	111,502	13,072
Exercisable at September 30, 2015	$ 1.81	$ 1.20
Exercisable at September 30, 2015	$ 0.82
Exercisable at September 30, 2015	8 years 146 days	9 years 109 days
Granted at market price (in Shares)	211,660	320,115
Granted at market price	$ 8.35	$ 2.04
Cancelled (in Shares)	(1,835)	7,120
Cancelled	$ 3.49